License Fees and Spectrum Charges	12 Months Ended
Mar. 31, 2012
License Fees and Spectrum Charges [Abstract]
LICENSE FEES AND SPECTRUM CHARGES
5.      LICENSE FEES AND SPECTRUM CHARGES

The Company is holding several telecommunication licenses for providing various services in Delhi and Mumbai region, viz. basic services, mobile services, National long distance (NLD), International Long Distance (ILD) and Internet telephony services for which the Company is paying license fees to DoT on Adjusted Gross Revenue (AGR). The percentage of license fees varies depending on type of license. Revenue earned from basic and mobile services entail 10% license fees whereas revenue earned from NLD, ILD and internet services are subject to 6% license fees.

In addition to the license fees, the Company also pays spectrum charges as a percentage of AGR payable to DoT for providing the GSM and CDMA services to customers. The spectrum charges is based on the AGR derived from the GSM and CDMA services and worked out on the basis of agreement with DoT which varies according to quantity of radio waves or say spectrum by the operator. The license fees and spectrum charges are expensed off immediately on accrual basis. License fees and spectrum charges charged to income as part of cost of revenues amounted to Rs.3,461  million, Rs.3,734 million and Rs.2,816 million (including license fee on Internet services) for the years ended March 31, 2010, 2011 and 2012 respectively.  In February 2010, DoT had issued orders hiking spectrum usage charges (ranging between 1-2 per cent) for all mobile players (GSM and CDMA) as per the spectrum being held by them. The hike was made applicable from April 1, 2010.The new charges vary between 3-8 per cent depending upon the quantum of airwaves held by the respective operators.

As per TD SAT Orders, dated August 30, 2007, several incomes other than operational income need not be accounted towards gross revenue for the calculation of License Fees and Revenue Sharing Expenditure may be accounted for on accrual basis instead of actual paid basis as insisted by DoT.

It was challenged in Hon’ble Supreme Court by DoT and Hon’ble Supreme Court via its subsequent order dated January 10, 2010 in appeal (civil) no.31371-31375/2009 modified the stay order to that extent that the respondent will pay at the existing rates as per TDSAT Judgment, dated August 30, 2007, subject to filing an undertaking by them that deficiency if any, will be made good by them.  However, the stay continued on refund of amount already paid.  Being Govt. of India Enterprises both BSNL and MTNL are not party to it. Hence, applicability of the said judgment  to MTNL / BSNL was unascertainable.

Subsequently at that point of time after repeated requests to DoT, MTNL via office letter no. MTNL/RA/AGR/2009/Part, dated September 13, 2010, once again requested DoT to allow to calculate AGR as per TDSAT Judgment from now onwards to maintain level playing field and also undertaking that any deficiency based on the final decision of the Hon’ble Supreme Court shall be made good by MTNL and DoT was also reminded via letter dated May 10, 2010 and January 14, 2011. However, DOT via a letter dated 17-37/2010/LF, dated February 23, 2011, has rejected MTNL’s plea for revision of license fees calculation as per TDSAT Judgment. Since MTNL was not one of the appellants to TDSAT case, the Company decided that it is not appropriate to account for the TDSAT impact of license fee in the accounts. However, the case has been discussed with DGP&T, the highest audit authority for government telecom companies in India, to extend the benefit of TDSAT judgment to MTNL as well.

The financial implications on MTNL due to disallowed income by DoT for license fees calculation from 2001-02 to March 31, 2011 would be Rs.4,265 million. In October, 2011, Hon’ble Supreme Court withheld TDSAT judgment dated August 30, 2007 and allowed DoT to collect license fees from the operators on revenues earned from non-telecom activities also. The apex court said that the DoT's decision on charging licence fee on the gross revenue earned by the companies cannot be questioned. However, the Supreme Court by declaratory judgment in October 2011 referred to the TDSAT the issue in respect of other operators against whom demands were raised by DoT to pay license fees “on other income” to consider the entire issue of AGR. Since MTNL is neither a party in litigation nor is causing any default on this count, it continued to pay the license fees to DoT “on other income” as well. However, if TDSAT and the Supreme Court take any further review on the subject in the pending cases, the same shall be applicable to MTNL.